Fees Summary	Mar. 31, 2025 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 1,815,000.00
Previously Paid Amount	0.00
Total Fee Amount	277.88
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 277.88
Narrative - Max Aggregate Offering Amount | shares	1,815,000
Final Prospectus	true